COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		1 Months Ended					6 Months Ended	12 Months Ended
	Sep. 10, 2021	May 31, 2023	Feb. 21, 2023	Sep. 22, 2022	Jul. 16, 2020	Nov. 15, 2017	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Foregoing additional shares purchase								1,250,000
Annual base salary increased								$ 348,000
Obliged liabilities								$ 863,274
Repayment guarantee		$ 400,000
November 1, 2022 [Member]
Common stock shares acquired								9,000,000
Cash bond								$ 200,000
Number of shares acquire or redeem								5,401,887
Cost per share amount								$ 0.08
Foregoing additional shares purchase								9,000,000
Settlement amont to SPR								$ 100,000
Cash bond realeased to SPR								100,000
Annual base salary increased								317,500
June 15, 2021 [Member]
Reasonable award								270,020
Previously accrued								523,415
Lease [Member]
Lease Agreement Description	On September 10, 2021 an additional seven month extension was signed extending the lease term to May 30, 2022. On September 22, 2021 the Company signed a six year and one month lease agreement for approximately 7,650 square feet for its new headquarters commencing on January 1, 2022 located in Ocoee, Florida			On September 22, 2021, the Company signed a six year and one month lease agreement for approximately 7,650 square feet for its new headquarters commencing on January 1, 2022, located in Ocoee, Florida. The lease provides for a five-year renewal term at the option of the Company In April 2023, the Company entered into a lease agreement with its existing landlord of its Florida location for a lease of an additional 2,295 square feet of space beginning at the earlier of June 1, 2023 or completion of build out for a five year term	The Company signed a three-year lease agreement for approximately 2,100 square feet of office space located in Concord, NC on July 16, 2020	the Company signed a three-year lease agreement for approximately 4,100 square feet of office space located in Winter Garden
Lease Costs							$ 151,174	344,301
Cash Paid Measurement Of Lease Liabilities							$ 159,098	$ 285,786
Lease Agreement [Member] | November 15, 2017 [Member]
Term Of Lease Agreement							An amendment to this lease was signed on October 26, 2020
Settlement Agreement [Member]
Claimed charge of damages			$ 635,000
Robert McDermott [Member]
Restricted shares received								4,000,000	1,600,000	600,000
Robert McDermott [Member] | July 1, 2018 [Member] | Employment agreement [Member]
Common stock shares issuable upon exercise of stock options vested								18,000,000
Annual base salary								$ 295,000
Robert McDermott [Member] | December 16, 2022 [Member] | Employment agreement [Member]
Common stock shares issuable upon exercise of stock options vested								4,500,000
Robert McDermott [Member] | December 16, 2023 [Member] | Employment agreement [Member]
Common stock shares issuable upon exercise of stock options vested								4,500,000
Robert McDermott [Member] | December 16, 2024 [Member] | Employment agreement [Member]
Common stock shares issuable upon exercise of stock options vested								4,500,000
Robert McDermott [Member] | December 16, 2025 [Member] | Employment agreement [Member]
Common stock shares issuable upon exercise of stock options vested								4,500,000
David Fidanza [Member] | December 16, 2022 [Member] | Fidanza 2018 Agreement [Member]
Common stock shares issuable upon exercise of stock options vested								750,000
Description for the termination of agreement								due to a change in control Mr. Fidanza will continue to receive his base salary and his annual bonus computed at 100% of his base salary for the six month period following the date of termination, (ii) due to death or disability Mr. Fidanza or his estate will continue to receive his base salary during the six month period following the date of termination and (iii) by the Company without cause Mr. Fidanza will continue to receive his base salary for the six month period following the date of termination or through the end of the employment period, whichever is longer. For the year ended December 31, 2022, Mr. Fidanza received an award of 250,000 restricted shares which has been reflected in compensation expense in the accompanying 2022 Statements of Operations.
Annual base salary								$ 176,555
David Fidanza [Member] | December 16, 2022 [Member] | December 16, 2022 Litigation [Member]
Common stock shares issuable upon exercise of stock options vested								750,000
Annual base salary								$ 190,000
David Fidanza [Member] | December 16, 2024 [Member] | Fidanza 2018 Agreement [Member]
Common stock shares issuable upon exercise of stock options vested								750,000
David Fidanza [Member] | December 16, 2025 [Member] | Fidanza 2018 Agreement [Member]
Common stock shares issuable upon exercise of stock options vested								750,000
David Fidanza [Member] | December 16, 2021 [Member] | Fidanza 2018 Agreement [Member]
Annual base salary								$ 165,000
Murali Chakravarthi [Member] | December 16, 2022 [Member] | Chakravarthi 2018 Agreement [Member]
Description for the termination of agreement								due to a change in control Mr. Chakravarthi will continue to receive his base salary and his annual bonus computed at 100% of his base salary for the six month period following the date of termination, (ii) due to death or disability Mr. Chakravarthi or his estate will continue to receive his base salary during the six month period following the date of termination and (iii) by the Company without cause Mr. Chakravarthi will continue to receive his base salary for the six month period following the date of termination or through the end of the employment period, whichever is longer. For the year ended December 31, 2022, Mr. Chakravarthi received an award of 250,000 restricted shares which has been reflected in compensation expense in the accompanying 2022 Statements of Operations.
Annual base salary								$ 176,555
Murali Chakravarthi [Member] | December 16, 2023 [Member] | Chakravarthi 2018 Agreement [Member]
Annual base salary increased								$ 190,000
Option to purchase common stock shares								3,000,000
Common stock shares issuable upon exercise of stock options vested								750,000
Option award vesting shares								750,000
Murali Chakravarthi [Member] | December 16, 2024 [Member] | Chakravarthi 2018 Agreement [Member]
Common stock shares issuable upon exercise of stock options vested								750,000
Murali Chakravarthi [Member] | December 16, 2025 [Member] | Chakravarthi 2018 Agreement [Member]
Common stock shares issuable upon exercise of stock options vested								750,000
Murali Chakravarthi [Member] | December 16, 2021 [Member] | Chakravarthi 2018 Agreement [Member]
Annual base salary								$ 165,000
Mr. Jeffrey Stellinga [Member] | December 16, 2022 [Member] | Employment agreement [Member]
Common stock shares issuable upon exercise of stock options vested								666,666
Annual base salary								$ 157,500
Mr. Jeffrey Stellinga [Member] | December 16, 2023 [Member] | Employment agreement [Member]
Common stock shares issuable upon exercise of stock options vested								666,666
Mr. Jeffrey Stellinga [Member] | December 16, 2024 [Member] | Employment agreement [Member]
Common stock shares issuable upon exercise of stock options vested								666,668
Mr. Jeffrey Stellinga [Member] | December 16, 2021 [Member] | Employment agreement [Member]
Annual base salary								$ 150,000
Archit Shah [Member] | September 7, 2022 [Member] | Employment agreement [Member]
Common stock shares issuable upon exercise of stock options vested								960,000
Annual base salary								$ 242,500
Archit Shah [Member] | September 7, 2023 [Member] | Employment agreement [Member]
Common stock shares issuable upon exercise of stock options vested								960,000
Annual base salary								$ 255,000
Archit Shah [Member] | September 7, 2024 [Member] | Employment agreement [Member]
Common stock shares issuable upon exercise of stock options vested								960,000
Archit Shah [Member] | August 18, 2021 [Member] | Employment agreement [Member]
Annual base salary								$ 232,500